Income Taxes (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax liability:
Furniture, fixtures, equipment and intangibles	$ 37,072	$ 6,851
Deferred tax asset
Stock options for services	(562,163)	(420,505)
Net operating loss carryforward	(1,924,412)	(484,591)
Valuation allowance	2,449,503	905,096
Net deferred tax asset
Net deferred tax liability	$ 37,072	$ 6,851